Foreign currency swaps and forwards - notional amounts (Details) € in Thousands, ₪ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 EUR (€)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 ILS (₪)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)
Foreign currency swaps and forwards
Hedging timeline	24 months
EUR | Foreign currency swaps EUR - USD (in EUR)
Foreign currency swaps and forwards
Notional amount	€ 3,500			€ 5,000
EUR | Foreign currency forwards EUR - USD (in EUR)
Foreign currency swaps and forwards
Notional amount	2,000			4,000
EUR | Foreign currency swaps EUR - ILS (in EUR)
Foreign currency swaps and forwards
Notional amount	8,000
EUR | Foreign currency forwards ILS - EUR (in EUR)
Foreign currency swaps and forwards
Notional amount	10,000			€ 0
EUR | Foreign currency swaps ILS - EUR (in EUR)
Foreign currency swaps and forwards
Notional amount	€ 14,000
USD | Foreign Currency Swaps EUR - USD (in USD)
Foreign currency swaps and forwards
Notional amount | $		$ 4,006			$ 5,451
USD | Foreign currency forwards EUR - USD (in USD)
Foreign currency swaps and forwards
Notional amount | $		$ 2,111			$ 4,277
ILS | Foreign currency swaps EUR - ILS (in ILS)
Foreign currency swaps and forwards
Notional amount | ₪			₪ 1,953
ILS | Foreign currency forwards ILS - EUR (in ILS)
Foreign currency swaps and forwards
Notional amount | ₪			2,414
ILS | Foreign currency swaps ILS - EUR (in ILS)
Foreign currency swaps and forwards
Notional amount | ₪			₪ 3,371